SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Sep. 30, 2012	Sep. 30, 2012 China [Member]	Sep. 30, 2011 China [Member]	Sep. 30, 2012 Singapore [Member]	Sep. 30, 2011 Singapore [Member]
Property, Plant and Equipment, Salvage Value, Percentage		5.00%
Percentage Of Profit Allocated To General Reserve		10.00%
Percentage Of Discontinue Allocations Of General Reserve On Registered Capital		50.00%
Income Tax Rate Reduced	15.00%
Value Added Tax Rate		17.00%
Accrued Value Added Tax Payable		10.00%
Tax Paid In Kind Of Software Solution		5.00%
Tax Paid In Kind Of Wireless System Solution		3.00%
Tax Paid In Kind Of Surtax		0.50%
Foreign Financial Institutions, Actual Deposits			$ 3,729,320	$ 5,467,000	$ 2,710,038	$ 3,282,000